UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2022

Invesco Senior Income Trust

NYSE: VVR

2	Managed Distribution Plan Disclosure

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Consolidated Schedule of Investments

25	Consolidated Financial Statements

29	Consolidated Financial Highlights

30	Notes to Consolidated Financial Statements

39	Approval of Investment Advisory and Sub-Advisory Contracts

41	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Managed Distribution Plan Disclosure

On September 20, 2022, the Board of Trustees (the “Board”) of Invesco Senior Income Trust (the “Trust”) approved an amendment to the Trust’s Managed Distribution Plan (the “Plan”) whereby the Trust will pay its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.032 per share. Previously under the Plan, the Trust paid a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.026 per share. The effective date of the Plan is October 1, 2020.

The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Trust is paid back to them. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Trust’s investment performance from the amount of the Trust’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares.

The Trust will provide its shareholders of record on each distribution record date with a

Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Trust’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Trust will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Trust’s distributions.

2                         Invesco Senior Income Trust

Trust Performance

Performance summary Cumulative total returns, 2/28/22 to 8/31/22
Trust at NAV	-3.25%
Trust at Market Value	-7.92
Credit Suisse Leveraged Loan Index▼	-1.03
Market Price Discount to NAV as of 8/31/22	-9.60

Source(s): ▼Bloomberg LP

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2022, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3                         Invesco Senior Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV –you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4                         Invesco Senior Income Trust

Consolidated Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–142.24%(b)(c)
Aerospace & Defense–10.10%
Boeing Co., Revolver Loan(d)(e)	0.00%	10/30/2022		$16,085	$15,964,768
Brown Group Holding LLC, Incremental Term Loan B-2(f)	-	07/02/2029		1,601	1,583,600
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	5.00%	10/03/2024	EUR	1,414	1,269,872
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	6.50%	04/08/2026		3,380	3,268,798
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	7.35%	04/08/2026		1,816	1,755,981
FDH Group Acquisition, Inc., Term Loan A(d)(g)	7.49%	04/01/2024		22,235	21,857,348
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	6.56%	04/30/2028		1,335	1,312,048
Greenrock Finance, Inc.
Delayed Draw Term Loan(e)	0.00%	04/12/2029		200	197,335
Term Loan B(f)	-	04/12/2029		433	427,560
IAP Worldwide Services, Inc.
Revolver Loan
(Acquired 07/22/2014-02/08/2019; Cost $1,794,337)(d)(e)(h)	0.00%	07/18/2023		1,794	1,794,337
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)
(Acquired 07/18/2014-02/08/2019; Cost $1,743,540)(d)(h)	8.75%	07/18/2023		1,754	1,753,788
KKR Apple Bidco LLC
First Lien Term Loan(f)	-	09/22/2028		393	388,105
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.27%	09/22/2028		660	646,236
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	8.27%	09/21/2029		384	375,356
Maxar Technologies Ltd. (Canada), Term Loan B(f)	-	06/09/2029		3,165	3,048,004
NAC Aviation 8 Ltd. (Luxembourg)
Junior Loan Series 3(d)(f)	-	12/31/2026		1,884	1,337,481
Junior Loan Series 4(d)	6.40%	12/31/2026		1,924	1,366,322
Revolver Loan(d)(f)	-	12/31/2026		1,826	1,826,168
Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	10.14%	02/01/2029		2,400	2,300,435
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B(d)(f)	-	02/10/2029		740	717,485
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.27%	01/15/2025		1,861	1,851,373
TransDigm, Inc., Term Loan F (1 mo. USD LIBOR + 2.25%)	6.06%	12/09/2025		1,061	1,036,025
					66,078,425

Air Transport–6.37%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	7.46%	04/20/2028		6,359	6,276,335
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	6.42%	08/11/2028		2,237	2,169,572
American Airlines, Inc.
Term Loan (3 mo. USD LIBOR + 1.75%)	7.31%	06/27/2025		2,366	2,200,678
Term Loan B (3 mo. USD LIBOR + 2.00%)	4.39%	12/15/2023		169	167,717
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	3.49%	08/02/2024	EUR	655	648,243
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan(d)(g)	6.56%	05/09/2024		2,884	2,884,374
Incremental Delayed Draw Term Loan(d)(g)	5.87%	05/09/2024		8,329	8,328,639
Term Loan(d)(g)	7.25%	05/09/2024		8,654	8,654,232
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.53%	04/21/2028		7,648	7,465,615
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	3.59%	12/11/2026		3,109	2,868,422
					41,663,827

Automotive–7.76%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.77%	04/10/2028		283	278,196
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.87%	04/06/2028		4,052	3,943,474
BCA Marketplace (United Kingdom)
Second Lien Term Loan B	9.19%	07/27/2029	GBP	800	819,792
Term Loan B	5.94%	07/28/2028	GBP	305	322,882
Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	6.06%	04/30/2028		822	809,917
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	3.75%	11/09/2027		2,549	2,459,395

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
M&D Midco, Inc.
Term Loan(d)(f)(g)	-	08/31/2028		$2,364	$2,317,155
Term Loan(d)(g)	1.18%	08/31/2028		1,182	1,158,577
Term Loan(d)(g)	8.38%	08/31/2028		6,762	6,627,062
Mavis Tire Express Services TopCo L.P., Term Loan B (TSFR1M + 4.00%)	6.38%	05/04/2028		4,155	4,062,401
Muth Mirror Systems LLC
Revolver Loan(d)(e)(g)	0.00%	04/23/2025		1,371	1,296,512
Term Loan(d)(g)	7.48%	04/23/2025		17,356	16,418,887
PowerStop LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)	7.82%	01/24/2029		1,206	928,831
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	3.88%	05/22/2024		800	780,155
Transtar Industries, Inc., Term Loan A (3 mo. USD LIBOR + 7.00%) (Acquired 01/22/2021; Cost $7,949,125)(d)(g)(h)	6.90%	01/22/2027		8,075	8,115,108
Truck Hero, Inc., Term Loan(f)	-	01/31/2028		168	153,607

Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.87%	05/11/2028		302	254,687
					50,746,638

Beverage & Tobacco–2.29%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	-	07/31/2028		594	572,359
Incremental Term Loan(f)	-	07/30/2028		2,612	2,518,381
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.04%	07/31/2028		6,125	5,914,497
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.75%	03/20/2024		1,387	1,251,407
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.87%	03/31/2028		2,695	2,357,797
Naked Juice LLC (Tropicana), Second Lien Term Loan	8.15%	01/20/2030		1,519	1,410,510
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	7.27%	08/17/2028		963	953,201
					14,978,152

Brokers, Dealers & Investment Houses–0.01%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B	8.81%	08/05/2029		39	36,255

Building & Development–1.72%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	8.50%	08/27/2025		243	239,218
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	7.37%	04/01/2028		1,807	1,476,052
Icebox Holdco III, Inc.
Delayed Draw Term Loan(e)	0.00%	12/22/2028		335	322,303
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.00%	12/21/2029		593	561,493
Term Loan B (1 mo. USD LIBOR + 3.75%)	6.00%	12/22/2028		1,616	1,553,903
LHS Borrow LLC (Leaf Home Solutions), Term Loan B	7.31%	02/16/2029		2,572	2,330,564
Mayfair Mall LLC, Term Loan(d)	5.62%	04/20/2023		950	864,855
Modulaire (Algeco) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/15/2028	EUR	425	399,391
Oldcastle BuildingEnvelope, Inc., Term Loan B(f)	-	04/29/2029		2,193	2,060,156
Quikrete Holdings, Inc., First Lien Term Loan	5.15%	02/01/2027		62	59,531
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.73%	05/29/2026		287	277,851

Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	6.52%	07/24/2024		1,189	1,108,540
					11,253,857

Business Equipment & Services–15.83%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	7.13%	05/17/2028		852	796,599
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	7.00%	03/31/2028	EUR	259	245,621
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.25%	05/22/2024		1,587	1,583,288
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	7.00%	10/30/2026		62	60,331
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019; Cost $248,613)(h)	10.02%	02/15/2023		249	209,927
PIK Term Loan, 9.50% PIK Rate, 3.52% Cash Rate (Acquired 08/30/2022; Cost $1,217)(h)(i)	9.50%	08/15/2023		1	418
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	6.02%	05/17/2028		1,296	1,240,951

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Constant Contact
Second Lien Term Loan (6 mo. USD LIBOR + 7.50%)	5.56%	02/15/2029		$1,011	$871,761
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.42%	02/10/2028		678	649,221
Corp. Service Co., Term Loan B(f)	-	08/08/2029		1,534	1,512,796
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)(d)	4.75%	08/08/2026		106	99,711
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(d)	7.79%	10/05/2028		1,368	1,237,928
CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan(d)(g)	8.21%	03/31/2026		10,227	10,014,723
Revolver Loan(d)(e)(g)	0.00%	03/31/2026		147	144,104
Term Loan B(d)(f)(g)	-	03/31/2026		7,848	7,684,325
Dakota Holding Corp.
First Lien Term Loan (TSFR1M + 3.75%)	6.21%	04/09/2027		992	969,441
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.27%	04/07/2028		120	119,003
Dun & Bradstreet Corp. (The)
Revolver Loan(d)(e)	0.00%	09/11/2025		3,577	3,382,403
Term Loan (1 mo. USD LIBOR + 3.25%)	4.50%	02/06/2026		478	466,367
Garda World Security Corp. (Canada)
Incremental Term Loan	7.05%	02/11/2029		2,472	2,395,176
Term Loan (1 mo. USD LIBOR + 4.25%)	7.24%	10/30/2026		3,005	2,930,817
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.52%	05/12/2028		4,823	4,661,543
Grandir (France)
Delayed Draw Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	09/29/2028	EUR	65	62,078
Term Loan B-1	4.87%	09/29/2028	EUR	388	372,470
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	6.25%	06/30/2028		919	862,880
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	3.50%	06/23/2024	GBP	3,566	3,973,730
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/01/2028	EUR	409	399,449
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.88%	10/28/2027		3,145	2,964,832
Lamark Media Group LLC
Delayed Draw Term Loan(d)(e)(g)	0.00%	10/14/2027		1,630	1,588,885
Revolver Loan(d)(g)	4.30%	10/14/2027		489	476,665
Revolver Loan(d)(e)(g)	0.00%	10/14/2027		598	582,591
Term Loan B(d)(g)	8.04%	10/14/2027		7,568	7,377,720
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	4.00%	03/29/2024		8,570	5,735,535
Term Loan (1 mo. USD LIBOR + 6.00%)(d)	6.50%	07/03/2024		5,446	5,391,227
NAS LLC (d.b.a. Nationwide Marketing Group)
Incremental Term Loan(d)	9.06%	06/03/2024		3,405	3,391,102
Revolver Loan(d)	4.00%	06/03/2024		172	171,705
Revolver Loan(d)(e)	0.00%	06/03/2024		690	686,817
Term Loan(d)	4.00%	06/03/2024		8,383	8,349,505
Term Loan(d)	9.06%	06/03/2024		1,593	1,586,175
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	7.56%	03/02/2028		1,312	1,281,400
Orchid Merger Sub II LLC, Term Loan B	7.12%	07/27/2027		3,165	3,027,461
Protect America, Revolver Loan(d)(f)	-	09/01/2024		1,986	1,876,540
Skillsoft Corp., Term Loan B (TSFR1M + 4.75%)	7.65%	07/14/2028		1,065	1,029,540
Solera, Term Loan B	6.94%	06/05/2028	GBP	414	444,108
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.61%	03/04/2028		6,077	5,727,413
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 3.50%)	4.00%	11/22/2027	EUR	205	196,397
Tempo Acquisition LLC, Term Loan B (TSFR1M + 3.00%)	5.46%	08/31/2028		0	241
Thermostat Purchaser III, Inc.
First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(d)	4.50%	08/31/2028		11	10,899
First Lien Delayed Draw Term Loan(d)(e)	0.00%	08/31/2028		27	26,192
Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	7.57%	08/30/2028		2	1,879
Thevelia (US) LLC, First Lien Term Loan B	6.04%	02/10/2029		1,473	1,386,873
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	4.81%	03/20/2027		881	841,181
Virtusa Corp.
Incremental Term Loan B(f)	-	02/08/2029		390	381,592
Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	02/11/2028		1,092	1,068,749

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.30%	08/04/2028		$1,046	$1,019,809
					103,570,094

Cable & Satellite Television–3.85%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.75%)	5.26%	07/15/2025		409	398,923
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	10.28%	01/15/2026		1	1,259
Term Loan (3 mo. USD LIBOR + 2.25%)	4.64%	07/17/2025		10	9,592
Lightning Finco Ltd. (United Kingdom)
Term Loan B-1(d)(f)	-	09/01/2028		17,300	16,977,010
Term Loan B-2(d)(f)	-	09/01/2028		2,097	2,055,513
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	3.75%	08/14/2026		1,840	1,789,434
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	6.20%	01/31/2026		3,347	3,249,850
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.77%	09/01/2028		492	468,677
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	7.25%	04/30/2028		206	200,313
					25,150,571

Chemicals & Plastics–5.53%
Altadia (Timber Servicios Empresariales S.A.) (Spain), Term Loan B	4.75%	02/17/2029	EUR	328	279,342
Aruba Investments, Inc.
First Lien Term Loan	6.44%	11/24/2027		368	355,434
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	6.25%	11/24/2028		1,365	1,291,744
Arxada (Switzerland)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/03/2028	EUR	350	331,436
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.25%	07/03/2028		231	214,397
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.87%	08/27/2026		4,478	4,473,448
Avient Corp., Term Loan B(f)	-	07/27/2029		638	637,351
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	5.75%	09/29/2027		1,486	1,458,243
BES (Discovery Purchaser Corp.), Second Lien Term Loan(f)	-	08/03/2029		802	755,892
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.56%	12/01/2027		873	850,001
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	6.00%	09/21/2023	EUR	0	17
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	3.75%	09/21/2023	EUR	0	45
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 7.01% Cash Rate (3 mo. USD LIBOR + 4.25%)(i)	0.75%	09/21/2023		1,142	930,759
PIK First Lien Term Loan C, 0.75% PIK Rate, 6.80% Cash Rate (3 mo. USD LIBOR + 4.25%)(i)	0.75%	09/21/2023		170	138,575
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate (3 mo. EURIBOR + 4.25%)(i)	0.75%	09/21/2023	EUR	396	329,269
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 7.01% Cash Rate (3 mo. USD LIBOR + 4.25%)(d)(i)	5.75%	09/21/2024		42	34,806
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.90%	03/16/2025		145	141,284
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.77%	11/01/2028		1,997	1,818,513
Fusion, Term Loan B(d)	6.16%	02/01/2029		955	919,002
ICP Group Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.21%	12/29/2027		1,042	900,895
Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	6.02%	06/30/2027		607	587,731
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	8.39%	02/27/2026		2,065	2,048,980
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	7.26%	12/14/2027		716	691,389
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	11/03/2025		1,881	1,836,694
Vertellus
Revolver Loan(d)	0.50%	12/22/2025		239	229,213
Revolver Loan(d)(e)	0.00%	12/22/2025		1,353	1,298,876
Term Loan B(d)	8.99%	12/22/2027		13,052	12,530,330
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	6.06%	09/22/2028		1,078	1,060,735
					36,144,401

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–1.46%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (TSFR1M + 6.00%)	8.56%	12/20/2029		$796	$752,249
Term Loan	0.00%	12/08/2028		3,375	3,303,621
Term Loan B-1(f)	-	12/21/2028		3,923	3,839,368
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.10%	04/28/2028		235	227,476
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.46%	12/29/2027		116	110,443
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	6.25%	05/01/2024		164	135,456
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.49%	03/30/2026	EUR	1,247	1,210,786
					9,579,399

Conglomerates–0.15%
CeramTec (CTEC III GmbH) (Germany), Term Loan B	4.33%	03/16/2029	EUR	446	423,452
Safe Fleet Holdings LLC
Incremental First Lien Term Loan(d)(f)	-	02/23/2029		331	326,323
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	9.12%	02/02/2026		264	247,387
					997,162

Containers & Glass Products–8.03%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	3.78%	03/11/2028		2,384	2,309,579
Brook & Whittle Holding Corp.
Delayed Draw Term Loan(f)	-	12/14/2028		244	230,441
Incremental Term Loan B	6.46%	12/14/2028		283	267,530
Term Loan B (TSFR1M + 4.00%)	6.52%	12/14/2028		980	925,170
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.75%)(d)	4.50%	03/29/2024		4,128	3,937,043
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.25%	11/21/2023		3,798	3,484,445
Keg Logistics LLC
Revolver Loan(d)(g)	6.13%	11/23/2027		1,164	1,140,240
Revolver Loan(d)(e)(g)	0.00%	11/23/2027		1,102	1,079,697
Term Loan A(d)(g)	8.96%	11/23/2027		25,987	25,459,789
Keter Group B.V. (Netherlands), Term Loan B-1	5.25%	10/31/2023	EUR	613	548,799
LABL, Inc. (Multi-Color)
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/29/2028	EUR	904	882,718
Term Loan B (1 mo. USD LIBOR + 5.00%)	7.52%	10/29/2028		3,830	3,707,114
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/13/2020-01/13/2022; Cost $948,764)(h)	6.44%	11/13/2025		1,017	1,044,852
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.05%)	6.30%	07/07/2028		735	695,849
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.22%	10/04/2028		627	603,226
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.47%	10/04/2029		409	351,905
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.29%	10/02/2028		856	808,601
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	9.03%	10/01/2029		325	283,678
Refresco Group N.V. (Netherlands)
Term Loan B	6.94%	05/05/2029	GBP	195	221,999
Term Loan B(f)	-	07/12/2029		4,668	4,551,302
					52,533,977

Cosmetics & Toiletries–1.25%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	0.50%	08/11/2025		675	553,889
Bausch and Lomb, Inc., Term Loan(f)	-	05/05/2027		4,922	4,641,342
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	5.13%	04/05/2025		1,339	1,301,410
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.24%	06/29/2028	EUR	1,361	1,273,689
Wella, Term Loan B	4.66%	02/24/2029	EUR	423	404,647
					8,174,977

Drugs–0.00%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	6.75%	11/15/2027		19	18,267

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–3.91%
Anticimex (Sweden)
Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)	7.07%	11/16/2028		$813	$793,480
Term Loan B (1 mo. USD LIBOR + 3.50%)	6.57%	11/16/2028		0	2
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.81%	05/11/2025		803	751,359
Groundworks LLC
First Lien Delayed Draw Term Loan(d)(g)	3.75%	01/17/2026		5,330	5,265,911
First Lien Incremental Revover Loan(d)(e)(g)	0.00%	01/17/2026		480	474,501
First Lien Incremental Term Loan(d)(g)	9.06%	01/17/2026		12,101	11,954,795
Second Lien Delayed Draw Term Loan(d)(g)	6.36%	01/17/2026		4,050	4,001,356
OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.81%	12/31/2025	EUR	326	300,925
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	03/20/2025		801	699,139
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	4.25%	11/02/2028		1,401	1,316,644
					25,558,112

Electronics & Electrical–11.23%
Altar BidCo, Inc., Second Lien Term Loan (TSFR1M + 5.60%)	7.35%	02/01/2030		393	360,269
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.25%	10/25/2028		62	60,263
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	35	34,430
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.25%	04/18/2025		921	905,829
CDK Global, Inc., Term Loan B (TSFR1M + 4.50%)	7.15%	06/09/2029		1,622	1,584,179
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.67%	01/01/2028		1,405	1,318,932
Delta Topco, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.85%	12/01/2027		1,774	1,686,806
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.06%	12/01/2028		594	537,842
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	542	532,053
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	6.85%	11/01/2028		1,681	1,670,087
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	7.90%	02/04/2028		1,271	1,250,746
Emerald Technologies AcquisitionCo, Inc., Term Loan B	8.81%	12/29/2027		379	367,130
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	05/06/2026		1,581	1,501,134
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.87%	06/13/2024		1,061	995,860
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	6.38%	01/07/2028		1,467	1,386,365
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	15.13%	07/01/2024		1,301	1,287,262
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	8.77%	07/07/2025		334	330,575
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.06%	01/11/2027		1,649	1,430,134
Term Loan	6.92%	01/10/2026		1	1,148
Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.25%	03/02/2029		441	416,383
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	5.31%	10/15/2028		486	476,846
Learning Pool (United Kingdom)
Term Loan(d)(f)	-	08/17/2028	GBP	584	670,684
Term Loan 2(d)(f)	-	08/17/2028		771	757,294
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	7.88%	08/28/2027		5,345	4,200,194
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	6.77%	12/31/2027		154	151,299
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	7.71%	08/13/2028		3,155	2,886,945
Maverick Bidco, Inc. (Mitratech)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.56%	05/18/2028		785	757,494
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	9.56%	05/18/2029		85	81,886
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	10.75%	07/27/2029		1,066	1,020,425
Term Loan B (1 mo. USD LIBOR + 4.75%)	7.25%	07/27/2028		1,797	1,719,174
McAfee LLC
First Lien Term Loan B (TSFR1M + 4.50%)	6.16%	03/01/2029		4,752	4,523,226
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/01/2029	EUR	925	902,698
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)(d)	5.50%	04/29/2026		3,777	3,531,009
Native Instruments (Germany), Term Loan(d)	6.25%	03/03/2028	EUR	1,541	1,445,874
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	6.50%	01/09/2026		2,254	2,209,102

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.77%	01/31/2025	$ 805	$762,184
Term Loan (3 mo. USD LIBOR + 3.25%)	5.77%	02/01/2024	6,181	6,025,327
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	01/02/2025	1,979	1,914,600
Quest Software US Holdings, Inc.
Second Lien Term Loan (TSFR1M + 7.50%)	10.23%	01/20/2030	258	229,866
Term Loan B	6.98%	01/19/2029	4,788	4,369,916
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	4.00%	05/29/2026	577	561,301
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 9.63% Cash Rate (1 mo. USD LIBOR + 8.00%)(i)	2.00%	12/08/2026	5,426	2,584,017
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	3.53%	10/31/2025	2,375	2,317,695
Second Lien Term Loan	5.25%	11/02/2026	289	272,060
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	8.31%	03/03/2028	319	309,175
SonicWall U.S. Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	6.61%	05/16/2025	143	138,802
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.50%)	5.30%	03/05/2027	41	40,195
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.39%	05/04/2026	1,797	1,754,501
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	7.88%	05/03/2027	294	287,890
Utimaco (Germany)
Term Loan B(d)	6.62%	10/30/2028	EUR 3,539	3,485,546
Term Loan B(d)	8.28%	10/30/2028	1,986	1,946,605
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.25%	09/01/2025	2,259	1,822,320
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)(d)	4.30%	02/18/2027	1,680	1,645,940
				73,459,517

Financial Intermediaries–0.33%
Edelman Financial Center LLC (The), Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	5.00%	07/20/2026	193	177,556
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.28%	09/15/2028	1,903	1,808,297
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	6.06%	10/26/2025	195	191,160
				2,177,013

Food Products–5.18%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.24%	12/18/2026	1,559	1,504,067
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France)
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.04%	02/15/2027	EUR 495	377,603
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/14/2027	EUR 474	361,777
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B(d)(g)	6.62%	10/05/2026	3,948	3,848,727
Revolver Loan(d)(g)	5.62%	10/05/2026	1,331	1,297,363
Revolver Loan(d)(e)(g)	0.00%	10/05/2026	34	33,266
Term Loan B(d)	6.28%	10/05/2026	3,884	3,786,472
Florida Food Products LLC
First Lien Term Loan (TSFR1M + 5.00%)(d)	7.46%	10/18/2028	811	766,110
First Lien Term Loan (TSFR1M + 5.00%)(d)	7.52%	10/18/2028	5,693	5,380,312
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	10.52%	10/08/2029	1,133	1,070,449
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	8.04%	05/23/2025	1,494	1,443,050
Term Loan (3 mo. USD LIBOR + 3.69%)	8.50%	05/23/2025	21	19,646
Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/02/2028	EUR 342	322,516
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	3.65%	09/22/2028	198	184,894
Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.75%	07/02/2025	190	169,045
Teasdale Foods, Inc., Term Loan B(d)(g)	6.94%	12/18/2025	14,706	12,557,393
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B	5.69%	06/28/2028	GBP 745	752,953
				33,875,643

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Service–0.94%
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.12%	02/07/2025	$ 949	$929,473
Term Loan (1 mo. USD LIBOR + 4.25%)	6.50%	03/31/2026	540	529,565
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.25%	02/07/2025	696	681,575
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	6.44%	07/01/2026	EUR 2,172	1,884,988
NPC International, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(d)(j)(k)	1.00%	04/18/2025	300	0
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	6.03%	04/13/2028	2,830	2,120,101
				6,145,702

Health Care–10.54%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)
Term Loan(f)	-	06/08/2028	GBP 516	565,356
Term Loan	6.77%	06/08/2028	1,161	1,095,437
Affinity Dental Management, Inc., Term Loan(d)(g)	8.33%	08/04/2028	10,864	10,647,018
Ascend Learning LLC, Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	8.27%	12/10/2029	786	714,190
athenahealth, Inc.
Delayed Draw Term Loan(e)	0.00%	02/15/2029	433	415,980
Term Loan B (TSFR1M + 3.50%)	5.80%	01/26/2029	2,447	2,348,213
Cerba (Chrome Bidco) (France), Term Loan	4.00%	02/14/2029	EUR 472	461,217
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B	4.00%	02/22/2029	EUR 593	579,601
embecta, Term Loan (TSFR3M + 3.00%)	5.05%	03/30/2029	5	5,296
Ethypharm (France), Term Loan B	5.69%	04/17/2028	GBP 649	671,175
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	9.63%	02/04/2027	1,757	1,678,414
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.61%	10/01/2027	264	259,026
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	03/14/2025	596	548,475
Term Loan (1 mo. USD LIBOR + 4.25%)	9.63%	10/02/2025	1,750	1,609,721
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	6.06%	09/07/2028	1,025	1,004,091
MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(g)	7.00%	01/29/2027	8,757	8,618,568
Delayed Draw Term Loan(d)(g)	7.65%	01/29/2027	2,934	2,887,177
Term Loan B(d)(g)	6.21%	01/29/2027	8,125	7,996,421
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.49%	12/18/2028	1,918	1,856,069
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.27%	12/17/2029	775	692,402
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	2.21%	01/22/2026	EUR 132	125,636
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.66%	12/15/2027	EUR 232	227,169
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	6.96%	12/15/2027	EUR 134	131,222
Nidda Healthcare Holding AG (Germany), Term Loan F (SONIO/N + 4.50%)	8.00%	08/21/2026	GBP 480	524,644
SDB Holdco LLC
Delayed Draw Term Loan(d)(g)	8.00%	03/18/2027	8,507	8,507,223
Term Loan(d)(g)	8.50%	03/17/2027	9,543	9,543,096
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	6.25%	12/15/2028	121	117,442
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	7.73%	11/24/2028	1,871	1,786,833
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	6.56%	03/31/2028	893	877,301
Veonet (Germany), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/11/2029	EUR 395	388,736
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.67%	08/27/2025	1,085	1,079,893
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	6.25%	10/23/2026	38	36,967
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	0.00%	01/15/2028	588	554,849
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.06%	01/15/2029	402	378,574
				68,933,432

Home Furnishings–2.13%
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%) (Acquired 11/22/2017-04/29/2022; Cost $612,049)(h)	3.75%	11/29/2024	EUR 519	195,292
Hunter Douglas, Inc.
First Lien Term Loan	6.34%	02/09/2029	3,398	2,984,211
First Lien Term Loan	4.47%	02/26/2029	EUR 2,512	2,325,994

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Home Furnishings–(continued)
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.64%	09/25/2028	$ 2,722	$2,354,679
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	5.00%	08/10/2023	1,177	1,157,569
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	4.54%	08/10/2023	3,541	2,051,095
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.37%	10/16/2028	2,556	2,241,472
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.63%	07/01/2029	531	469,400
Weber-Stephen Products LLC
Incremental Term Loan B(d)	6.81%	10/30/2027	90	76,620
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.00%	10/30/2027	64	54,880
				13,911,212

Industrial Equipment–6.58%
Apex Tool Group LLC, Term Loan B	7.66%	02/08/2029	1,558	1,437,893
Brush (Project Faraday) (United Kingdom)
Term Loan(d)	7.00%	06/09/2028	EUR 5,918	5,851,160
Term Loan A(d)	7.94%	06/09/2028	GBP 5,092	5,823,273
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	7.94%	12/20/2028	1,419	1,361,480
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%) (Acquired 06/19/2019; Cost $378,964)(h)	5.69%	06/27/2026	381	364,125
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	6.22%	04/16/2026	508	479,658
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (TSFR1M + 5.50%)	6.90%	06/08/2029	2,249	2,071,598
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.71%	12/16/2027	1,119	1,080,804
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	6.00%	05/19/2028	67	64,712
Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	8.25%	05/21/2029	195	187,253
Kantar (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	8.28%	06/04/2026	1,048	964,130
Revolver Loan(d)(e)	0.00%	06/04/2026	1,952	1,795,870
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.94%	12/04/2026	2,522	2,446,378
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	6.75%	12/04/2026	1,196	1,162,891
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.52%	06/21/2028	2,775	2,684,610
MKS Instruments, Inc., Term Loan B (TSFR1M + 2.75%)	5.15%	04/11/2029	70	69,762
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	6.67%	07/31/2025	178	176,322
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	6.25%	03/08/2025	1,458	1,344,675
Platin2025 Holdings S.a r.l. (Germany), Term Loan B	3.65%	12/29/2028	EUR 1,642	1,558,481
Robertshaw US Holding Corp.
First Lien Term Loan	6.06%	02/28/2025	1,129	925,366
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)(d)	10.56%	02/28/2026	535	336,793
Tank Holding Corp., Term Loan(f)	-	03/31/2028	6,363	6,128,696
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	6.87%	07/31/2027	3,087	3,005,201
Victory Buyer LLC
Second Lien Term Loan B(d)	9.06%	11/19/2029	315	293,301
Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	5.81%	11/15/2028	1,477	1,417,918
				43,032,350

Insurance–0.52%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	6.28%	02/15/2027	2,094	2,012,380
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.77%	02/15/2027	1,436	1,398,598
				3,410,978

Leisure Goods, Activities & Movies–8.36%
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	6.02%	04/22/2026	3,859	3,332,725
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	6.13%	10/18/2028	6,992	6,554,863
Term Loan (1 mo. USD LIBOR + 3.00%)	5.88%	06/30/2025	460	440,656

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Leisure Goods, Activities & Movies–(continued)
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	10.08%	02/28/2025	$ 1,503	$1,605,921
Revolver Loan (3 mo. USD LIBOR + 3.00%)	5.25%	03/02/2023	1,617	1,092,538
Revolver Loan(d)	5.00%	05/23/2024	1,607	1,567,008
Revolver Loan(e)	0.00%	03/02/2023	30	19,965
Term Loan (3 mo. EURIBOR + 2.63%)	10.52%	02/28/2025	EUR 641	411,258
Term Loan (1 mo. USD LIBOR + 2.50%)	4.00%	02/28/2025	4,164	2,697,686
Term Loan (1 mo. USD LIBOR + 2.75%)	3.36%	09/30/2026	3,970	2,533,048
Term Loan B-1	6.63%	05/23/2024	4,746	5,490,918
Dave & Buster’s, Inc., Term Loan B (TSFR1M + 5.00%)	7.56%	06/29/2029	748	733,803
Dorna Sports S.L. (Spain), Term Loan B	3.75%	03/30/2029	EUR 815	793,754
Eagle Midco Ltd. (United Kingdom), Term Loan (SONIO/N + 4.25%)	6.22%	03/20/2028	GBP 404	435,538
Entertainment, Inc., Term Loan B-4(f)	-	10/17/2026	0	406
Fender Musical Instruments Corp., Term Loan B (TSFR1M + 4.00%)	6.39%	12/01/2028	652	623,079
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.53%	04/18/2025	1,655	1,561,535
Hornblower Holdings LLC, Term Loan (6 mo. USD LIBOR + 8.13%)	11.05%	11/25/2025	533	544,746
Invictus Media S.L.U. (Spain)
Term Loan	4.75%	06/26/2025	EUR 17	16,686
Term Loan	5.75%	06/26/2025	EUR 28	27,410
Term Loan	0.00%	12/22/2025	EUR 87	78,659
Nord Anglia Education, First Lien Term Loan	3.25%	09/01/2024	EUR 450	441,329
OEG Borrower, LLC (Opry Entertainment), Term Loan B(d)	6.78%	05/20/2029	1,640	1,595,164
Parques Reunidos (Piolin Bidco s.a.u) (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	6.94%	09/16/2026	EUR 1,516	1,450,211
Royal Caribbean Cruises
Revolver Loan (3 mo. USD LIBOR + 1.30%)	3.59%	10/12/2022	1,958	1,940,398
Revolver Loan (3 mo. USD LIBOR + 1.30%)	0.50%	04/05/2024	2,890	2,677,785
Revolver Loan(e)	0.00%	04/12/2024	1,098	1,017,698
Revolver Loan(e)	0.00%	10/12/2022	260	257,560
Revolver Loan(e)	0.00%	04/05/2024	1,263	1,170,512
Scenic (Columbus Capital B.V.) (Australia), Term Loan B (Acquired 02/28/2022; Cost $1,046,778)(h)	8.00%	02/27/2027	EUR 1,000	779,088
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	11.98%	04/17/2026	111	107,803
USF S&H Holdco LLC
Term Loan A(d)	6.03%	06/30/2025	596	595,826
Term Loan A(d)(e)	0.00%	06/30/2025	895	894,923
Term Loan B(d)	7.31%	06/30/2025	9,410	9,409,674
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	5.50%	07/03/2026	EUR 2,345	1,785,692
				54,685,865

Lodging & Casinos–3.82%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	4.25%	02/02/2026	1,969	1,846,272
Term Loan (1 mo. USD LIBOR + 3.75%)	6.94%	02/02/2026	2,388	2,214,286
B&B Hotels S.A.S. (France)
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	5.73%	07/31/2027	EUR 659	644,156
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	4.68%	07/31/2026	EUR 3,014	2,826,723
Term Loan B-4	5.50%	07/31/2026	EUR 697	677,139
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.62%	10/02/2028	1,934	1,847,659
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/21/2025	322	319,571
Fertitta Entertainment LLC, Term Loan (TSFR1M + 4.00%)	6.46%	01/31/2029	269	259,546
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.28%	09/12/2025	EUR 4,860	4,264,998
Term Loan C	10.07%	09/30/2027	EUR 1,879	1,641,297
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR 6,961	6,248,841
Scientific Games Lottery
Term Loan B	4.00%	01/31/2029	EUR 471	456,148
Term Loan B(f)	-	04/04/2029	1,833	1,770,427
				25,017,063

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–1.66%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	9.77%	06/11/2029	$ 101	$96,615
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.52%	06/09/2028	1,523	1,457,849
AZZ, Inc., First Lien Term Loan(f)	-	05/06/2029	2,897	2,873,954
Corialis Group Ltd. (United Kingdom), Term Loan B	5.87%	07/06/2028	GBP 193	203,471
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	6.81%	07/31/2026	786	758,240
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	7.48%	07/19/2025	2,266	2,064,812
Term Loan (1 mo. USD LIBOR + 9.00%)(d)	11.98%	10/22/2025	1,138	1,030,001
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	6.81%	03/16/2027	2,471	2,381,477
				10,866,419

Oil & Gas–3.36%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	9.33%	05/21/2025	3,098	3,075,297
Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	7.30%	10/28/2027	245	212,077
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	9.13%	08/25/2026	2,496	2,055,799
McDermott International Ltd.
LOC(e)	0.00%	06/30/2024	3,645	3,000,647
LOC(d)(f)	-	06/30/2024	1,620	1,352,382
PIK Term Loan, 2.67% PIK Rate, 3.37% Cash Rate (1 mo. USD LIBOR + 1.00%)(i)	2.67%	06/30/2025	846	434,719
Term Loan(f)	-	06/30/2024	159	101,658
Petroleum GEO-Services ASA (Norway)
Term Loan(d)(f)	-	03/18/2024	808	804,159
Term Loan (1 mo. USD LIBOR + 7.50%)	9.93%	03/19/2024	6,970	6,572,339
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $4,277,490)(h)	10.52%	08/27/2026	4,350	4,340,451
				21,949,528

Publishing–4.53%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.37%	08/12/2028	952	944,835
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	7.81%	06/29/2026	4,449	4,218,192
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	6.30%	08/21/2026	4,330	4,021,246
Dotdash Meredith, Inc., Term Loan B (TSFR1M + 4.00%)(d)	6.61%	12/01/2028	4,908	4,576,623
Harbor Purchaser, Inc.
Second Lien Term Loan(d)	10.96%	03/31/2030	2,496	2,370,759
Term Loan B (TSFR1M + 5.25%)	7.81%	03/31/2029	5,076	4,844,498
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	7.27%	07/30/2028	4,904	4,757,115
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.87%	09/13/2024	3,962	3,877,503
				29,610,771

Radio & Television–1.24%
Diamond Sports Holdings LLC
First Lien Term Loan (TSFR1M + 8.00%)	10.39%	05/25/2026	1,898	1,798,306
Second Lien Term Loan (TSFR1M + 3.25%)	5.89%	08/24/2026	2,132	402,784
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	6.64%	01/02/2026	22	21,691
Term Loan D (1 mo. USD LIBOR + 3.00%)	5.37%	12/01/2028	177	174,626
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	4.50%	09/30/2026	461	444,238
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	5.53%	04/01/2028	1,423	1,352,532
Term Loan B-4 (TSFR1M + 3.75%)	6.31%	04/21/2029	3,066	2,939,342
Univision Communications, Inc.
Term Loan B (1 mo. USD LIBOR + 3.25%)	5.77%	05/05/2028	356	347,077
Term Loan B (TSFR1M + 4.25%)	6.25%	06/10/2029	655	645,392
				8,125,988

Retailers (except Food & Drug)–2.75%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	6.27%	03/06/2028	5,474	5,319,705
CNT Holdings I Corp. (1-800 Contacts), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	6.75%	11/06/2028	665	648,342

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Retailers (except Food & Drug)–(continued)
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR 358	$303,267
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR 206	174,643
Term Loan B-3	5.50%	04/08/2026	EUR 453	384,042
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR 632	535,623
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR 141	119,176
PetSmart LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.27%	02/11/2028	$ 7,831	7,670,733
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	7.75%	04/21/2028	2,906	2,852,054
				18,007,585

Surface Transport–1.83%
American Trailer World Corp., First Lien Term Loan (TSFR1M + 3.75%)	6.80%	03/03/2028	3,769	3,540,594
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	7.38%	05/07/2028	468	419,329
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.77%	09/30/2028	1,654	1,540,606
Hertz Corp. (The), Term Loan B (1 mo. USD LIBOR + 3.25%)	5.78%	06/30/2028	88	85,862
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 3.50%)	4.91%	02/24/2025	EUR 3,127	2,667,619
Term Loan C	8.00%	06/16/2023	EUR 1,000	936,277
Novae LLC
Delayed Draw Term Loan (TSFR1M + 5.00%)	5.00%	12/22/2028	205	192,316
Delayed Draw Term Loan(e)	0.00%	12/22/2028	2	1,947
Term Loan B (TSFR1M + 5.00%)	7.73%	12/22/2028	857	803,717
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	5.52%	04/01/2028	240	233,197
STG - XPOI Opportunity, Term Loan B (TSFR1M + 6.00%)	8.20%	04/30/2028	1,605	1,555,247
				11,976,711

Telecommunications–6.12%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	7.94%	12/15/2027	1,025	590,167
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	5.25%	12/15/2027	1,318	758,446
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	9.27%	11/30/2027	0	154
CCI Buyer, Inc., Term Loan (TSFR1M + 3.75%)	6.11%	12/17/2027	5,735	5,530,651
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	7.25%	03/15/2027	3,026	2,856,828
Cincinnati Bell, Inc., Term Loan B-2 (TSFR1M + 3.25%)	5.81%	11/22/2028	35	34,377
Colorado Buyer, Inc.
First Lien Incremental Term Loan	8.11%	05/01/2024	2,251	2,180,789
Term Loan (3 mo. USD LIBOR + 3.00%)	5.79%	05/01/2024	1	578
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	7.12%	04/27/2027	1,441	1,412,064
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	6.06%	05/01/2028	400	389,065
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B(f)	-	02/01/2029	8,044	7,656,360
Term Loan B-3(d)(f)	-	11/27/2023	3	2,586
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	5.02%	11/04/2026	41	40,127
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	9.19%	03/01/2027	44	42,336
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 07/13/2018-06/29/2022; Cost $5,718,262)(h)	7.73%	11/30/2025	6,630	3,974,944
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%) (Acquired 06/25/2019-02/02/2022; Cost $2,764,611)(h)	5.73%	11/30/2026	3,039	1,573,328
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	8.27%	12/07/2026	3,676	2,522,508
U.S. Telepacific Corp., Term Loan	7.25%	05/01/2026	3,157	1,384,096
Voyage Digital (NC) Ltd., Term Loan B(d)(f)	-	03/03/2029	1,619	1,590,692
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	6.13%	09/21/2027	3,900	3,773,638
Zayo Group LLC, Incremental Term Loan(f)	-	03/09/2027	3,935	3,714,330
				40,028,064

Utilities–2.86%
AI Alpine US Bidco, Inc., Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR 575	560,870

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Utilities–(continued)
Brookfield WEC Holdings, Inc.
Incremental Term Loan(f)	-	08/01/2025		$2,054	$2,028,095
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.27%	08/01/2025		668	653,717
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.49%	10/02/2025		4,411	3,784,579
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)	7.25%	12/01/2028		1,312	1,298,591
Term Loan C (1 mo. USD LIBOR + 5.00%)	7.25%	12/01/2028		27	27,190
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.94%	11/09/2026		3,259	3,129,834
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	5.73%	07/30/2026		2,536	1,051,504
Lightstone Holdco LLC
Term Loan B(f)	-	02/01/2027		3,325	3,006,648
Term Loan C(f)	-	02/01/2027		188	170,054
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.77%	05/16/2024		2,010	1,557,147
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.68%)	4.68%	10/23/2028	EUR	1,175	1,141,293
USIC Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	9.02%	05/07/2029		301	280,214
					18,689,736
Total Variable Rate Senior Loan Interests (Cost $991,889,782)					930,387,691
				Shares

Common Stocks & Other Equity Interests–8.35%(l)
Aerospace & Defense–0.52%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(d)(h)				320	3,417,426
NAC Aviation 8 Ltd.(d)				57,567	0
					3,417,426

Automotive–0.01%
ThermaSys Corp.(d)				881,784	26,453

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(d)(f)				551	0
Lake at Las Vegas Joint Venture LLC, Class A(d)				780	0
Lake at Las Vegas Joint Venture LLC, Class B(d)				9	0
					0

Business Equipment & Services–1.08%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,582,374)(h)				7,731	3,398
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $5,861,907)(d)(h)				44,397	7,081,353
					7,084,751

Containers & Glass Products–0.03%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $52,821)(d)(h)				12,972	210,795

Electronics & Electrical–0.01%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $511,327)(h)				30,527	68,686

Financial Intermediaries–0.00%
RJO Holdings Corp.(d)				1,481	1,481
RJO Holdings Corp., Class A(d)				1,142	1,142
RJO Holdings Corp., Class B(d)				1,667	17
					2,640

Health Care–0.02%
Envigo RMS Holding Corp.(d)				5,797	107,775

Industrial Equipment–0.07%
North American Lifting Holdings, Inc.				44,777	447,770

Leisure Goods, Activities & Movies–1.67%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(h)				240,479	41,904
USF S&H Holdco LLC(d)(m)				9,844	10,839,791
					10,881,695

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Income Trust

			Shares	Value
Lodging & Casinos–0.48%
Bally’s Corp.(n)			120,357	$2,851,258
Caesars Entertainment, Inc.(n)			7,110	306,583
				3,157,841

Oil & Gas–3.40%
Aquadrill LLC			80,251	3,189,977
HGIM Corp.(d)			10,815	254,153
HGIM Corp., Wts., expiring 07/02/2043(d)			6,859	161,187
McDermott International Ltd.(n)			352,986	146,489
McDermott International Ltd.(d)			1,066,050	420,290
NexTier Oilfield Solutions, Inc.(n)			42,011	393,643
Noble Corp.(n)			1,375	41,731
QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $5,330,221)(h)			128,436	15,455,155
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $203,130)(h)			22,570	186,203
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $260,808)(h)			43,468	228,207
Samson Investment Co., Class A(d)			132,022	82,514
Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $672,435)(d)(h)			64,960	1,949
Transocean Ltd.(n)			208,610	755,168
Tribune Resources, Inc.			337,847	939,721
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)			87,471	2,187
				22,258,574

Radio & Television–0.23%
iHeartMedia, Inc., Class A(n)			166,688	1,475,189
iHeartMedia, Inc., Class B(d)			42	294
				1,475,483

Retailers (except Food & Drug)–0.04%
Claire’s Stores, Inc.			390	135,330
Toys ‘R’ Us-Delaware, Inc.			15	36,297
Vivarte S.A.S.(d)			233,415	104,253
				275,880

Surface Transport–0.09%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(d)(h)			8,057	157,112
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-08/12/2022; Cost $0)(h)			283,635	132,954
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-08/12/2022; Cost $0)(h)			249,381	155,863
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(h)			8,470	165,165
				611,094

Utilities–0.70%
Vistra Corp.			164,114	4,061,821
Vistra Operations Co. LLC, Rts., expiring 12/31/2046			383,614	508,289
				4,570,110
Total Common Stocks & Other Equity Interests (Cost $59,127,773)				54,596,973
	Interest Rate	Maturity Date	Principal Amount (000)(a)

Non-U.S. Dollar Denominated Bonds & Notes–3.66%(o)
Automotive–0.31%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(p)(q)	10.62%	04/19/2026	SEK 18,750	1,732,528
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(p)(q)	4.50%	09/30/2028	EUR 362	282,155
				2,014,683

Building & Development–0.11%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(p)(q)	5.00%	01/15/2027	EUR 450	418,585

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Building & Development–(continued)

Haya Holdco 2 PLC (Spain)	9.00%	11/30/2025	EUR 479	$310,381

				728,966

Business Equipment & Services–0.27%

Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(p)(q)	4.25%	10/15/2028	EUR 557	533,656

Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(p)(q)	4.52%	10/30/2028	EUR 1,286	1,208,647

				1,742,303

Cable & Satellite Television–0.21%
Altice Financing S.A. (Luxembourg) (Acquired 01/08/2020; Cost $470,038)(h)(p)	3.00%	01/15/2028	EUR 423	341,001

Altice Finco S.A. (Luxembourg) (Acquired 10/05/2017-09/14/2020; Cost $1,452,831)(h)(p)	4.75%	01/15/2028	EUR 1,292	1,032,079

				1,373,080

Chemicals & Plastics–0.10%

Herens Midco S.a.r.l. (Luxembourg)(p)	5.25%	05/15/2029	EUR 887	656,287

Electronics & Electrical–0.18%

Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(p)(q)	5.25%	02/15/2029	EUR 1,258	1,182,064

Financial Intermediaries–1.16%

AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(p)(q)	5.27%	08/01/2024	EUR 2,617	2,326,682

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(p)(q)	6.52%	05/01/2026	EUR 1,168	1,116,603

Garfunkelux Holdco 3 S.A. (Luxembourg)(p)	6.75%	11/01/2025	EUR 1,523	1,364,800

Kane Bidco Ltd. (United Kingdom)(p)	5.00%	02/15/2027	EUR 267	242,901

Kane Bidco Ltd. (United Kingdom)(p)	6.50%	02/15/2027	GBP 334	346,292

Sherwood Financing PLC (United Kingdom)(p)	4.50%	11/15/2026	EUR 371	314,731

Sherwood Financing PLC (United Kingdom)(p)	6.00%	11/15/2026	GBP 375	353,520

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(p)(q)	4.95%	11/15/2027	EUR 1,652	1,542,305

				7,607,834

Health Care–0.14%

Kepler S.p.A. (United Kingdom) (3 mo. EURIBOR + 5.75%)(p)(q)	5.75%	05/15/2029	EUR 900	894,380

Home Furnishings–0.29%

Ideal Standard International S.A. (Belgium)(p)	6.38%	07/30/2026	EUR 529	313,854

Very Group Funding PLC (The) (United Kingdom)(p)	6.50%	08/01/2026	GBP 1,844	1,607,489

				1,921,343

Leisure Goods, Activities & Movies–0.11%

Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(p)(q)	4.75%	06/15/2027	EUR 372	335,370

Deuce Finco PLC (United Kingdom)(p)	5.50%	06/15/2027	GBP 372	357,516

				692,886

Lodging & Casinos–0.30%

TVL Finance PLC (United Kingdom) (3 mo. SONIA + 5.38%)(p)(q)	6.93%	07/15/2025	GBP 1,801	1,945,767

Retailers (except Food & Drug)–0.31%

Douglas GmbH (Germany)(p)	6.00%	04/08/2026	EUR 1,377	1,141,143

Kirk Beauty SUN GmbH (Germany)(p)	8.25%	10/01/2026	EUR 1,386	915,260

				2,056,403

Surface Transport–0.17%

Zenith Finco PLC (United Kingdom)(p)	6.50%	06/30/2027	GBP 1,203	1,134,903

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $31,832,885)				23,950,899

U.S. Dollar Denominated Bonds & Notes–2.47%
Aerospace & Defense–0.12%

Maxar Technologies, Inc.(p)	7.75%	06/15/2027	$ 767	762,156

Air Transport–0.09%

Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025	623	593,587

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Building & Development–0.43%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $1,176,993)(h)(p)	5.75%	05/15/2026	$1,287	$1,202,058

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/17/2021; Cost $1,910,475)(h)(p)	4.50%	04/01/2027	1,918	1,646,194

				2,848,252

Business Equipment & Services–0.16%

Advantage Sales & Marketing, Inc.(p)	6.50%	11/15/2028	1,213	1,044,981

Cable & Satellite Television–0.51%
Altice Financing S.A. (Luxembourg) (Acquired 06/09/2022; Cost $24,963)(h)(p)	5.75%	08/15/2029	29	23,395
Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-06/09/2022; Cost $1,785,146)(h)(p)	5.00%	01/15/2028	1,763	1,424,751
Altice France S.A. (France)(p)	5.50%	01/15/2028	594	493,088
Altice France S.A. (France)(p)	5.50%	10/15/2029	679	537,045

Virgin Media Secured Finance PLC (United Kingdom)(p)	4.50%	08/15/2030	1,020	851,139

				3,329,418

Food Products–0.11%

Teasdale Foods, Inc.(d)(g)	16.25%	06/18/2026	1,771	731,347

Food Service–0.10%

eG Global Finance PLC (United Kingdom)(p)	6.75%	02/07/2025	671	634,977

Health Care–0.07%

Global Medical Response, Inc.(p)	6.50%	10/01/2025	495	442,532

Industrial Equipment–0.08%

TK Elevator Holdco GmbH (Germany)(p)	7.63%	07/15/2028	574	514,669

Nonferrous Metals & Minerals–0.02%

SCIH Salt Holdings, Inc.(p)	4.88%	05/01/2028	157	134,908

Publishing–0.45%

McGraw-Hill Education, Inc.(p)	5.75%	08/01/2028	3,329	2,928,053

Radio & Television–0.12%
Diamond Sports Group LLC/Diamond Sports Finance Co.(p)	5.38%	08/15/2026	1,339	256,084
iHeartCommunications, Inc.(p)	4.75%	01/15/2028	322	276,759

Univision Communications, Inc.(p)	7.38%	06/30/2030	257	255,394

				788,237

Telecommunications–0.21%

Windstream Escrow LLC/Windstream Escrow Finance Corp.(p)	7.75%	08/15/2028	1,635	1,407,892

Total U.S. Dollar Denominated Bonds & Notes (Cost $17,811,546)				16,161,009

			Shares
Preferred Stocks–0.99%(l)
Automotive–0.00%

ThermaSys Corp., Series A, Pfd.(d)			187,840	5,635

Containers & Glass Products–0.11%

Libbey Glass, Inc., Pfd. (Acquired 11/13/2020-03/15/2022; Cost $554,144)(h)			5,541	695,334

Electronics & Electrical–0.05%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(h)			46,998	234,990

Riverbed Technology, Inc., Pfd.			13,234	66,170

				301,160

Financial Intermediaries–0.00%

RJO Holdings Corp., Series A-2, Pfd.(d)			324	1,622

Oil & Gas–0.09%
McDermott International Ltd., Pfd.(d)			914,686	594,546

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Income Trust

			Shares	Value

Oil & Gas–(continued)

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(d)(h)			258,709	$19,404

				613,950

Surface Transport–0.74%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,496,920)(h)			29,979	754,467
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,573,543)(h)			31,515	793,122
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(h)			39,456	1,923,479

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(h)			27,709	1,350,814

				4,821,882

Total Preferred Stocks (Cost $6,041,007)				6,439,583

	Interest Rate	Maturity Date	Principal Amount (000)
Municipal Obligations–0.53%
Arizona–0.53%

Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $3,725,081) (Cost $3,725,081)(h)(p)	0.00%	01/01/2028	$4,109	3,494,625

			Shares

Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 2.22%(m)(r)			4	4

Invesco Treasury Portfolio, Institutional Class, 2.14%(m)(r)			5	5

Total Money Market Funds (Cost $9)				9

TOTAL INVESTMENTS IN SECURITIES(s) –158.24% (Cost $1,110,428,083)				1,035,030,789

BORROWINGS–(31.49)%				(206,000,000)

VARIABLE RATE TERM PREFERRED SHARES–(15.24)%				(99,709,388)

OTHER ASSETS LESS LIABILITIES–(11.51)%				(75,242,097)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$654,079,304

Investment Abbreviations:

EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(f)	This variable rate interest will settle after August 31, 2022, at which time the interest rate will be determined.
(g)	Loan interest listed is a “direct loan”. Direct loans may be subject to liquidity, credit and interest rate risk and certain direct loans may be deemed illiquid.
(h)	Restricted security. The aggregate value of these securities at August 31, 2022 was $66,387,541, which represented 10.15% of the Trust’s Net Assets.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2022 represented less than 1% of the Trust’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$11,834,620	$56,802,074	$(68,636,690)	$-	$-	$4	$13,671

Invesco Liquid Assets Portfolio, Institutional Class	8,453,573	40,572,910	(49,027,170)	42	645	-	8,041

Invesco Treasury Portfolio, Institutional Class	13,525,280	64,916,656	(78,441,931)	-	-	5	13,657

Investments in Other Affiliates:

USF S&H Holdco LLC	8,923,516	-	-	1,916,275	-	10,839,791	-

Total	$42,736,989	$162,291,640	$(196,105,791)	$1,916,317	$645	$10,839,800	$35,369

(n)	Non-income producing security.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $41,971,218, which represented 6.42% of the Trust’s Net Assets.

(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(r)	The rate shown is the 7-day SEC standardized yield as of August 31, 2022.
(s)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

The aggregate value of securities considered illiquid at August 31, 2022 was $326,445,299, which represented 49.91% of the Trust’s Net Assets.

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
Currency Risk
09/29/2022	Barclays Bank PLC	EUR	861,960	USD	888,342	$20,581
09/29/2022	Barclays Bank PLC	GBP	6,043,835	USD	7,295,418	270,718
09/29/2022	Barclays Bank PLC	SEK	242,087	USD	23,504	764
09/29/2022	BNP Paribas S.A.	EUR	20,749,525	USD	21,300,290	411,106
09/29/2022	BNP Paribas S.A.	GBP	203,353	USD	246,474	10,118
10/31/2022	BNP Paribas S.A.	SEK	18,461,927	USD	1,746,811	10,198
09/29/2022	Canadian Imperial Bank of Commerce	EUR	811,061	USD	840,146	23,626
10/31/2022	Citibank N.A.	GBP	6,209,974	USD	7,347,745	125,166
09/29/2022	Morgan Stanley Bank, N.A.	EUR	21,016,133	USD	21,584,941	427,355
09/29/2022	Morgan Stanley Bank, N.A.	GBP	6,095,982	USD	7,354,303	268,993
09/29/2022	Morgan Stanley Bank, N.A.	SEK	18,068,247	USD	1,777,407	80,230
09/29/2022	Morgan Stanley Bank, N.A.	USD	25,859,216	EUR	25,937,028	252,385

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Income Trust

Open Forward Foreign Currency Contracts–(continued)
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
09/29/2022	Royal Bank of Canada	EUR	20,749,525	USD	21,311,049	$421,865
09/29/2022	Royal Bank of Canada	GBP	185,768	USD	226,287	10,370
09/29/2022	Royal Bank of Canada	USD	25,905,151	EUR	25,936,638	206,059
10/31/2022	Royal Bank of Canada	GBP	6,117,288	USD	7,230,769	115,990
09/29/2022	State Street Bank & Trust Co.	EUR	872,964	USD	891,175	12,335
10/31/2022	State Street Bank & Trust Co.	GBP	6,209,974	USD	7,344,672	122,093
09/29/2022	Toronto Dominion Bank	EUR	20,749,525	USD	21,310,219	421,035
09/29/2022	Toronto Dominion Bank	GBP	6,043,835	USD	7,294,087	269,386
09/29/2022	Toronto Dominion Bank	USD	25,889,692	EUR	25,937,028	221,910
Subtotal–Appreciation						3,702,283

Currency Risk
10/31/2022	Bank of America, N.A	USD	2,950	GBP	2,536	(0)
09/29/2022	BNP Paribas S.A.	USD	1,729,816	SEK	18,310,333	(9,899)
09/29/2022	Citibank N.A.	USD	7,356,173	GBP	6,221,879	(124,533)
10/31/2022	JP Morgan Chase Bank	USD	737,292	EUR	730,703	(46)
09/29/2022	Morgan Stanley Bank, N.A.	USD	7,207,550	EUR	7,000,000	(160,434)
10/31/2022	Morgan Stanley Bank, N.A.	EUR	26,236,630	USD	26,222,018	(249,516)
09/29/2022	Royal Bank of Canada	USD	7,238,973	GBP	6,129,015	(115,269)
10/31/2022	Royal Bank of Canada	EUR	26,064,301	USD	26,095,369	(202,292)
09/29/2022	State Street Bank & Trust Co.	USD	7,352,992	GBP	6,221,879	(121,352)
10/31/2022	State Street Bank & Trust Co.	USD	187,849	GBP	159,776	(2,020)
09/29/2022	Toronto Dominion Bank	USD	1,022,835	EUR	1,000,000	(16,104)
10/31/2022	Toronto Dominion Bank	EUR	26,064,692	USD	26,079,940	(218,116)
Subtotal–Depreciation						(1,219,581)
Total Forward Foreign Currency Contracts						$2,482,702

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Income Trust

Portfolio Composition†

By credit quality, based on total investments

as of August 31, 2022

BBB-	1.85
BB+	0.40
BB	0.39
BB-	5.83
B+	5.76
B	18.36
B-	17.04
CCC+	5.92
CCC	2.90
CCC-	0.20
CC	0.36
C	0.01
D	0.19
Not Rated	34.83

†Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

Excluding money market fund holdings, if any.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Income Trust

Consolidated Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,103,327,781)	$1,024,190,989

Investments in affiliates, at value (Cost $7,100,302)	10,839,800
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	3,702,283
Cash	3,451,726
Foreign currencies, at value (Cost $1,609,481)	1,608,992
Receivable for:
Investments sold	34,720,827
Dividends	10,941
Interest	10,686,940
Investments matured, at value (Cost $15,796,317)	497,586
Investment for trustee deferred compensation and retirement plans	36,346
Other assets	2,320,690
Total assets	1,092,067,120

Liabilities:

Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,000 shares issued with liquidation preference of $100,000 per share)	99,709,388
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,219,581
Payable for:
Borrowings	206,000,000
Investments purchased	91,677,361
Dividends	275,294
Accrued fees to affiliates	227,529
Accrued interest expense	562,768
Accrued trustees’ and officers’ fees and benefits	1,272
Accrued other operating expenses	185,563
Trustee deferred compensation and retirement plans	36,346
Unfunded loan commitments	38,092,714
Total liabilities	437,987,816
Net assets applicable to common shares	$654,079,304

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$882,136,134
Distributable earnings (loss)	(228,056,830)
$654,079,304

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	153,030,736
Net asset value per common share	$4.27
Market value per common share	$3.86

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25                         Invesco Senior Income Trust

Consolidated Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:

Interest	$34,344,476
Dividends	810,507
Dividends from affiliates	35,369
Other income	184,286
Total investment income	35,374,638

Expenses:

Advisory fees	4,171,555
Administrative services fees	1,015,524
Custodian fees	73,546
Interest, facilities and maintenance fees	3,920,036
Transfer agent fees	10,711
Trustees’ and officers’ fees and benefits	9,774
Registration and filing fees	67,212
Reports to shareholders	25,150
Professional services fees	146,398
Other	23,704
Total expenses	9,463,610
Less: Fees waived	(4,963)
Net expenses	9,458,647
Net investment income	25,915,991

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(9,271,124)
Affiliated investment securities	645
Foreign currencies	687,857
Forward foreign currency contracts	12,535,364
3,952,742
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(57,020,684)
Affiliated investment securities	1,916,317
Foreign currencies	(466,743)
Forward foreign currency contracts	1,615,041
(53,956,069)
Net realized and unrealized gain (loss)	(50,003,327)
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(24,087,336)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Income Trust

Consolidated Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022
Operations:

Net investment income	$25,915,991	$39,400,565
Net realized gain (loss)	3,952,742	(4,341,207)
Change in net unrealized appreciation (depreciation)	(53,956,069)	14,316,569
Net increase (decrease) in net assets resulting from operations applicable to common shares	(24,087,336)	49,375,927
Distributions to common shareholders from distributable earnings	(23,107,642)	(47,852,711)
Net increase (decrease) in common shares of beneficial interest	-	(45,812)
Net increase (decrease) in net assets applicable to common shares	(47,194,978)	1,477,404

Net assets applicable to common shares:

Beginning of period	701,274,282	699,796,878
End of period	$654,079,304	$701,274,282

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27                         Invesco Senior Income Trust

Consolidated Statement of Cash Flows

For the six months ended August 31, 2022

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(24,087,336)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(323,741,009)
Proceeds from sales of investments	276,173,954
Proceeds from sales of short-term investments, net	901,233
Amortization of premium on investment securities	676,631
Accretion of discount on investment securities	(2,847,886)
Net realized loss from investment securities	9,271,124
Net change in unrealized depreciation on investment securities	55,104,409
Net change in unrealized appreciation of forward foreign currency contracts	(1,615,041)
Change in operating assets and liabilities:
Increase in receivables and other assets	(3,247,134)
Increase in accrued expenses and other payables	297,923
Net cash provided by (used in) operating activities	(13,113,132)

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(22,902,225)
Decrease in payable for amount due custodian	(3,423,679)
Proceeds from borrowings	58,000,000
Repayment of borrowings	(58,000,000)
Net cash provided by (used in) financing activities	(26,325,904)
Net decrease in cash and cash equivalents	(39,439,036)
Cash and cash equivalents at beginning of period	44,499,763
Cash and cash equivalents at end of period	$5,060,727

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$37
Cash paid during the period for interest, facilities and maintenance fees	$3,663,878

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28                         Invesco Senior Income Trust

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31, 2022		Years Ended February 28,		Year Ended February 29, 2020	Years Ended February 28,
			2022	2021		2019	2018
Net asset value per common share, beginning of period	$4.58		$4.57	$4.61	$4.79	$4.91	$4.93
Net investment income(a)	0.17		0.26	0.21	0.26	0.23	0.23
Net gains (losses) on securities (both realized and unrealized)	(0.33)		0.06	0.01	(0.17)	(0.09)	0.00
Total from investment operations	(0.16)		0.32	0.22	0.09	0.14	0.23
Less:
Dividends paid to common shareholders from net investment income	(0.15)		(0.31)	(0.22)	(0.27)	(0.26)	(0.22)
Return of capital	–		–	(0.04)	–	–	(0.03)
Total distributions	(0.15)		(0.31)	(0.26)	(0.27)	(0.26)	(0.25)
Net asset value per common share, end of period	$4.27		$4.58	$4.57	$4.61	$4.79	$4.91
Market value per common share, end of period	$3.86		$4.36	$4.17	$4.03	$4.24	$4.40
Total return at net asset value(b)	(3.46)%		7.62%	6.49%	2.65%	3.83%	5.32%
Total return at market value(c)	(7.92)%		12.30%	11.16%	1.38%	2.57%	(1.42)%
Net assets applicable to common shares, end of period (000’s omitted)	$654,079		$701,274	$699,797	$706,131	$862,231	$883,245
Portfolio turnover rate(d)	20%		86%	71%	63%	45%	60%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.80	%(e)	2.13%	2.39%	3.17%	3.08%	2.64%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.63	%(e)	1.53%	1.65%	1.66%	1.62%	1.61%
Without fee waivers and/or expense reimbursements	2.80	%(e)	2.13%	2.39%	3.17%	3.08%	2.64%
Ratio of net investment income to average net assets	7.66	%(e)	5.55%	5.07%	5.54%	4.84%	4.66%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$100,000		$100,000	$100,000	$125,000	$125,000	$75,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$4,661		$4,890	$5,506	$4,323	$4,611	$4,275
Total borrowings (000’s omitted)	$206,000		$206,000	$177,500	$250,000	$273,250	$292,500
Asset coverage per preferred share(g)	$754,079		$801,274	$799,797	$664,905	$789,785	$1,277,659
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average of Units outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(g)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

29                         Invesco Senior Income Trust

Notes to Consolidated Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust may participate in direct lending opportunities through its indirect investment in the Invesco Senior Income Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Trust owns all beneficial and economic interests in the Invesco Senior Income Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. Effective April 27, 2021, the Trust may invest up to 60% of its total net assets in the Loan Origination Trust. Prior to April 27, 2021, the Trust could invest up to 25% of its total net assets in the Loan Origination Trust. The accompanying consolidated financial statements reflect the financial position of the Trust and its Loan Origination Trust and the results of operations on a consolidated basis.

The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its consolidated financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share, whereas securities of investment companies that are exchange-traded will be valued at the last trade price or official closing price on the exchange where they primarily trade.

Fixed income securities (including convertible debt securities) normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable in the Adviser’s judgment, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the agreed upon degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available and not reliable are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.

30                         Invesco Senior Income Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust has adopted a Managed Distribution Plan (the “Plan”) whereby the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.021 per share. Effective April 1, 2022, the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.026 per share. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan may be amended or terminated at any time by the Board.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Demand Preferred Shares (“VRDP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the LLC’s organizational documents, each member of the LLC and certain affiliated persons, is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust and/or LLC. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Consolidated Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date

31                         Invesco Senior Income Trust

purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Consolidated Statement of Operations.

L.

Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk – The Trust may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Trust and the instruments in which the Trust invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Trust invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Trust could result in losses to the Trust.

P.

Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Q.

Other Risks - The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

During the period, the Trust experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions,

32                         Invesco Senior Income Trust

which could potentially increase portfolio turnover and the Trust’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Trust that holds securities of that entity will be adversely impacted.

In making a loan directly to the borrower (“direct loan”), the Trust is exposed to the credit risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.

R.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s consolidated financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2022, the Adviser waived advisory fees of $4,963.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2022, expenses incurred under this agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidatedfinancial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$–	$536,480,951	$393,906,740	$930,387,691
Common Stocks & Other Equity Interests	10,031,882	21,694,919	22,870,172	54,596,973
Non-U.S. Dollar Denominated Bonds & Notes	–	23,950,899	–	23,950,899
U.S. Dollar Denominated Bonds & Notes	–	14,836,075	1,324,934	16,161,009
Preferred Stocks	–	5,818,376	621,207	6,439,583
Municipal Obligations	–	3,494,625	–	3,494,625
Money Market Funds	9	–	–	9
Total Investments in Securities	10,031,891	606,275,845	418,723,053	1,035,030,789

33                         Invesco Senior Income Trust

	Level 1	Level 2	Level 3	Total

Other Investments - Assets*
Investments Matured	$–	$–	$497,586	$497,586
Forward Foreign Currency Contracts	–	3,702,283	–	3,702,283

	–	3,702,283	497,586	4,199,869

Other Investments - Liabilities*
Forward Foreign Currency Contracts	–	(1,219,581)	–	(1,219,581)
Total Other Investments	–	2,482,702	497,586	2,980,288
Total Investments	$10,031,891	$608,758,547	$419,220,639	$1,038,011,077

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2022:

	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 08/31/22
Variable Rate Senior Loan Interests	$325,992,555	$80,315,851	$(13,381,224)	$632,387	$95,802	$(8,116,629)	$31,015,291	$(22,647,293)	$393,906,740
Common Stocks & Other Equity Interests	27,534,402	–	(1,223)	–	(122,832)	(1,148,425)	448,990	(3,840,740)	22,870,172
U.S. Dollar Denominated Bonds & Notes	2,403,790	69,148	(249,000)	–	–	(899,004)	–	–	1,324,934
Preferred Stocks	1,355,133	–	(160,648)	–	160,648	(287,051)	–	(446,875)	621,207
Investments Matured	3,059,457	162,628	(3,184,965)	–	(1)	460,467	–	–	497,586
Total	$360,345,337	$80,547,627	$(16,977,060)	$632,387	$133,617	$(9,990,642)	$31,464,281	$(26,934,908)	$419,220,639

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 08/31/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Keg Logistics LLC, Term Loan A	$25,459,787	Valuation Service	N/A	N/A	N/A	(a)
FDH Group Acquisition, Inc., Term Loan A	21,857,348	Valuation Service	N/A	N/A	N/A	(a)
Lightning Finco Ltd., Term Loan B-1	16,977,010	Valuation Service	N/A	N/A	N/A	(a)
Muth Mirror Systems LLC, Term Loan	16,418,887	Valuation Service	N/A	N/A	N/A	(a)
Boeing Co., Revolver Loan	15,964,768	Valuation Service	N/A	N/A	N/A	(b)
Teasdale Foods, Inc., Term Loan B	12,557,393	Valuation Service	N/A	N/A	N/A	(a)
Vertellus, Term Loan B	12,530,330	Valuation Service	N/A	N/A	N/A	(b)
Groundworks LLC, First Lien Incremental Term Loan	11,954,795	Valuation Service	N/A	N/A	N/A	(a)
USF S&H Holdco LLC	10,839,791	Valuation Service	N/A	N/A	N/A	(a)
Affinity Dental Management, Inc., Term Loan	10,647,018	Loan Origination Value	Original Cost	N/A	98% of par	(c)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

(c)

The Trust fair values certain investments in direct loan financings at the loan origination price. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

34                         Invesco Senior Income Trust

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2022:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$3,702,283
Derivatives not subject to master netting agreements	–
Total Derivative Assets subject to master netting agreements	$3,702,283

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,219,581)
Derivatives not subject to master netting agreements	–
Total Derivative Liabilities subject to master netting agreements	$(1,219,581)

Offsetting Assets and Liabilities

The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$292,063	$–	$292,063	$–		$–	$292,063
BNP Paribas S.A.	431,422	(9,899)	421,523	–		–	421,523
Canadian Imperial Bank of Commerce	23,626	–	23,626	–		–	23,626
Citibank N.A.	125,166	(124,533)	633	–		–	633
JP Morgan Chase Bank	–	(46)	(46)	–		–	(46)
Morgan Stanley Bank, N.A.	1,028,963	(409,950)	619,013	–		–	619,013
Royal Bank of Canada	754,284	(317,561)	436,723	–		–	436,723
State Street Bank & Trust Co.	134,428	(123,372)	11,056	–		–	11,056
Toronto Dominion Bank	912,331	(234,220)	678,111	–		–	678,111
Total	$3,702,283	$(1,219,581)	$2,482,702	$–		$–	$2,482,702

Effect of Derivative Investments for the six months ended August 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Consolidated Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$12,535,364
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,615,041
Total	$14,150,405

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$356,263,435

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

35                         Invesco Senior Income Trust

NOTE 6–Cash Balances and Borrowings

The Trust has entered into a $275 million revolving credit and security agreement, which will expire on October 31, 2022. The revolving credit and security agreement is secured by the assets of the Trust. The Trust is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2022, the average daily balance of borrowings under the revolving credit and security agreement was $201,173,913 with an average interest rate of 0.56%. The carrying amount of the Trust’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Consolidated Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2022. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
athenahealth, Inc.	Delayed Draw Term Loan	$433,473	$(17,493)
Boeing Co.	Revolver Loan	15,884,154	80,614
BrightPet (AMCP Pet Holdings, Inc.)	Revolver Loan	33,636	(370)
Crown Finance US, Inc.	Revolver Loan	27,788	(7,823)
CV Intermediate Holdco Corp. (Class Valuation)	Revolver Loan	145,172	(1,069)
Dun & Bradstreet Corp. (The)	Revolver Loan	3,254,735	127,668
Greenrock Finance, Inc.	Delayed Draw Term Loan	198,960	(1,625)
Groundworks LLC	First Lien Incremental Revover Loan	474,887	(386)
IAP Worldwide Services, Inc.	Revolver Loan	1,794,337	0
Icebox Holdco III, Inc.	Delayed Draw Term Loan	335,242	(12,939)
Kantar	Revolver Loan	1,797,816	(1,946)
Keg Logistics LLC	Revolver Loan	1,087,631	(7,934)
Lamark Media Group LLC	Delayed Draw Term Loan	1,629,960	(41,075)
Lamark Media Group LLC	Revolver Loan	592,596	(10,005)
McDermott International Ltd.	LOC	3,644,503	(643,856)
Muth Mirror Systems LLC	Revolver Loan	1,368,480	(71,968)
NAS LLC (d.b.a. Nationwide Marketing Group)	Revolver Loan	684,469	2,348
Novae LLC	Delayed Draw Term Loan	2,077	(130)
Royal Caribbean Cruises	Revolver Loan	1,020,462	(2,764)
Royal Caribbean Cruises	Revolver Loan	1,183,353	(12,841)
Royal Caribbean Cruises	Revolver Loan	257,740	(180)
Thermostat Purchaser III, Inc.	First Lien Delayed Draw Term Loan	27,498	(1,306)
USF S&H Holdco LLC	Term Loan A	886,402	8,521
Vertellus	Revolver Loan	1,327,343	(28,467)
		$38,092,714	$(645,026)

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,411,173	$129,914,774	$144,325,947

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

36                         Invesco Senior Income Trust

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2022 was $215,059,430 and $201,289,730, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$34,529,833
Aggregate unrealized (depreciation) of investments	(127,006,130)
Net unrealized appreciation (depreciation) of investments	$(92,476,297)

Cost of investments for tax purposes is $1,130,487,374.

NOTE 10–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2022	2022
Beginning shares	153,030,736	153,030,736
Shares issued through dividend reinvestment	–	–
Tender offer purchase	–	0
Ending shares	153,030,736	153,030,736

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11–Variable Rate Demand Preferred Shares

The Trust issued 1,000 Series W-7 VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2022, the VRDP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date
06/14/2018	1,000	06/01/2028

VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurs costs in connection with the issuance and/or extension of the VRDP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VRDP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Consolidated Statement of Operations, and the unamortized balance is included in the value of Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities.

Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2022, the dividend rate is equal to the USD LIBOR interest rate plus a spread of 0.15%, which is based on the short-term credit rating assigned to the VRDP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the six months ended August 31, 2022 were $100,000,000 and 1.36%, respectively.

The Trust is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities. The fair value of VRDP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VRDP Shares, and therefore the “spread” on the VRDP Shares (determined in accordance with the VRDP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VRDP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially and/or the credit rating assigned to the VRDP Shares is downgraded. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Consolidated Statement of Operations.

NOTE 12–Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2022, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$6,744,381	$6,445,215
Barclays Bank PLC	3,644,503	3,000,647
Citibank, N.A.	16,085,408	15,964,768

37                         Invesco Senior Income Trust

NOTE 13–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2022:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2022	$0.0260	September 15, 2022	September 30, 2022
October 3, 2022	$0.0320	October 17, 2022	October 31, 2022

38                         Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Invesco Senior Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, managed distribution program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.

The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, as well as initiatives taken to enhance shareholder value including the

39                         Invesco Senior Income Trust

implementation of a loan origination strategy for the Fund in 2019 and the implementation of a managed distribution plan in 2020, including an increase to the monthly dividend paid to shareholders effective April 1, 2022.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

40                         Invesco Senior Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 8, 2022. The Meeting was held for the following purpose:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2). Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Withheld
(1).	Cynthia Hostetler	120,354,115.54	5,528,049.00
	Eli Jones	120,388,457.54	5,493,707.00
	Ann Barnett Stern	120,483,907.54	5,398,257.00
	Daniel S. Vandivort	124,348,822.54	1,533,342.00
(2).	Prema Mathai-Davis	1,000.00	0.00

41                         Invesco Senior Income Trust

(This page intentionally left blank)

(This page intentionally left blank)

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-08743	VK-CE-SINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

13(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the Section 19(a) notices to shareholders are attached thereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022